W. John McGuire

Partner

+1.202.373.6799

john.mcguire@morganlewis.com

VIA EDGAR

March 19, 2021

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attention: File Room

Re:	Cambria ETF Trust (File No. 333-180879)
Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Cambria ETF Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the Prospectus and Statement of Additional Information dated March 15, 2021 for the Trust’s Cambria Global Tail Risk ETF that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 148, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001213900-21-015322 on March 15, 2021.

Please do not hesitate to contact me at 202.373.6799 should you have any questions.

Sincerely,

/s/ W. John McGuire

W. John McGuire

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001